LEASES - Lease liability (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Lease liability
Book value at the beginning of the year	$ 13,889,223	$ 11,751,284
Additions of the year	2,585,223	3,154,950
Additions from business combination	168,988	3,245,000
Interest expenses, exchange differences and inflation effects	(480,189)	(406,494)
Payments of the year	(4,879,108)	(3,855,517)
Total	11,284,137	13,889,223
Lease Liabilities Non-current	8,161,359	10,030,524
Lease Liabilities Current	3,122,778	3,858,699
Total	$ 11,284,137	$ 13,889,223